Inventories (Tables)	12 Months Ended
Mar. 31, 2022
Classes of current inventories [abstract]
Summary of Inventories

	As at March 31,
	2021	2022	2022
	(INR)	(INR)	(USD)
Consumables and spares	833	815	11
Total	833	815	11